Compensation Plans (Tables)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Summary of Stock-based Compensation

Stock-based compensation and equity-based expense charged to operations or capitalized during the three months ended June 30, 2021 and 2020 are summarized as follows:

	Restricted	Common	Common		Publisher
	Stock	Stock	Equity	Outside	Partner	ABG
	Awards	Awards	Awards	Options	Warrants	Warrants	Totals
During the Three Months Ended June 30, 2021
Cost of revenue	$24,570	$19,202	$1,708,404	$1,455	$-	$-	$1,753,631
Selling and marketing	-	4,891	1,507,535	74,372	-	-	1,586,798
General and administrative	141,897	101,939	4,135,866	-	-	396,251	4,775,953
Total costs charged to operations	166,467	126,032	7,351,805	75,827	-	396,251	8,116,382
Capitalized platform development	4,125	2,351	540,917	2,164	-	-	549,557
Total stock-based compensation	$170,592	$128,383	$7,892,722	$77,991	$-	$396,251	$8,665,939

During the Three Months Ended June 30, 2020
Cost of revenue	$35,750	$27,970	$1,073,674	$1,967	$27,623	$-	$1,166,984
Selling and marketing	298,187	23,783	701,925	43,489	-	-	1,067,384
General and administrative	135,332	138,156	819,916	95,394	-	360,289	1,549,087
Total costs charged to operations	469,269	189,909	2,595,515	140,850	27,623	360,289	3,783,455
Capitalized platform development	75,709	80,608	341,642	1,652	-	-	499,611
Total stock-based compensation	$544,978	270,517	$2,937,157	$142,502	$27,623	$360,289	$4,283,066

	Restricted	Common	Common		Publisher
	Stock	Stock	Equity	Outside	Partner	ABG
	Awards	Awards	Awards	Options	Warrants	Warrants	Totals
During the Six Months Ended June 30, 2021
Cost of revenue	$49,030	$146,265	$2,998,778	$3,496	$-	$-	$3,197,569
Selling and marketing	-	9,929	2,479,048	149,178	-	-	2,638,155
General and administrative	145,342	219,266	6,262,481	-	-	752,581	7,379,670
Total costs charged to operations	194,372	375,460	11,740,307	152,674	-	752,581	13,215,394
Capitalized platform development	8,948	5,071	840,951	3,782	-	-	858,752
Total stock-based compensation	$203,320	$380,531	$12,581,258	$156,456	$-	$752,581	$14,074,146

During the Six Months Ended June 30, 2020
Cost of revenue	$73,326	$97,766	$2,083,266	$3,173	$35,662	$-	$2,293,193
Selling and marketing	597,402	59,511	1,380,204	98,867	-	-	2,135,984
General and administrative	158,252	309,828	1,575,163	150,577	-	720,578	2,914,398
Total costs charged to operations	828,980	467,105	5,038,633	252,617	35,662	720,578	7,343,575
Capitalized platform development	145,992	121,765	597,643	4,263	-	-	869,663
Total stock-based compensation	$974,972	588,870	$5,636,276	$256,880	$35,662	$720,578	$8,213,238

Schedule of Unrecognized Compensation Expense

Unrecognized compensation expense and expected weighted-average period to be recognized related to the stock-based compensation awards and equity-based awards as of June 30, 2021 was as follows:

	Restricted	Common	Common		Publisher
	Stock	Stock	Equity	Outside	Partner	ABG
	Awards	Awards	Awards	Options	Warrants	Warrants	Totals
Unrecognized compensation expense	$3,178,298	$98,636	$62,311,494	$214,592	$-	$3,076,571	$68,879,591
Expected weighted-average period expected to be recognized (in years)	1.93	0.19	2.30	0.69	-	1.88	2.25